Transamerica Series Trust
Supplement dated January 6, 2009
to the Statement of Additional Information dated November 10, 2008 as supplemented through December 22, 2008
The following information supplements certain information in “Appendix D — Portfolio Managers”:
     Jonathan R. Woodley is no longer a portfolio manager of Transamerica Munder Net50 VP.
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Investors Should Retain this Supplement for Future Reference